Summary Of Significant Accounting Policies (Schedule Of Reorganization Adjustments To Statement Of Operations) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating revenues	$ 239,463	[1]	$ 205,820	[2]	$ 113,590
Operating expenses	(163,603)	[1]	(133,055)		(65,718)
Operating income	75,860	[1]	73,871	[2]	47,872
Net income per limited partner unit - basic	$ 0.37	[1],[3]	$ 1.00	[2]	$ 1.11
Net income per limited partner unit - diluted	$ 0.37	[1],[3]	$ 1.00	[2]	$ 1.03
Basic	45,223,000	[3],[4]	37,206,000	[2],[4]	29,070,000	[4]
Diluted	45,420,000	[3],[4]	37,320,000	[2],[4]	31,316,000	[4]
As Previously Reported [Member]
Operating revenues	213,961
Operating expenses	(151,238)
Operating income	62,723
Net income per limited partner unit - basic	$ 0.37
Net income per limited partner unit - diluted	$ 0.37
Basic	45,223,000
Diluted	45,420,000
CMM [Member]
Operating revenues	25,502
Operating expenses	(12,365)
Operating income	$ 13,137

[1]	Financial information has been revised to include the results of Crestwood Marcellus Midstream LLC as discussed in Note 1.
[2]	Includes eleven months of operating income for the Las Animas Acquisition, nine months of operating income for the Frontier Gas Acquisition and two months of operating income for the Tristate Acquisition.
[3]	Earnings related to the recast of our historical results due to the acquisition of our 65% membership interest in CMM were allocated to the General Partner. As a result, there was no impact to our basic or diluted earnings per limited partner unit.
[4]	Includes 6,869,268 and 4,828,093 Class C units for the years ended December 31, 2012 and 2011.